S000031362 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	151 Months Ended	183 Months Ended	262 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
New Blended Benchmark (consisting of 45% Bloomberg U.S. Aggregate Bond Index, 40% Russell 3000® Index, 15% MSCI EAFE + Emerging Markets Index (Net)) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE + Emerging Markets Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.84%	6.25%	7.99%
Former Blended Benchmark (consisting of 42.5% Bloomberg U.S. Aggregate Bond Index, 37% Russell 3000® Index, 11% MSCI EAFE Index (Net), 7.5% Bloomberg U.S. Corporate High-Yield Index, 2% MSCI Emerging Markets Index (Net)) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index and the MSCI Emerging Markets Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.13%	6.17%	7.85%
Columbia Capital Allocation Moderate Portfolio Institutional 3 Class
Prospectus [Line Items]
Average Annual Return, Percent	15.84%	6.13%	7.52%
Performance Inception Date				Jun. 13, 2013
Columbia Capital Allocation Moderate Portfolio Class A
Prospectus [Line Items]
Average Annual Return, Percent	8.88%	4.57%	6.54%
Performance Inception Date						Mar. 04, 2004
Columbia Capital Allocation Moderate Portfolio Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.31%	2.65%	4.67%
Performance Inception Date						Mar. 04, 2004
Columbia Capital Allocation Moderate Portfolio Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.72%	2.99%	4.60%
Performance Inception Date						Mar. 04, 2004
Columbia Capital Allocation Moderate Portfolio Class C
Prospectus [Line Items]
Average Annual Return, Percent	13.70%	5.01%	6.38%
Performance Inception Date						Mar. 04, 2004
Columbia Capital Allocation Moderate Portfolio Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	15.79%	6.08%	7.45%
Performance Inception Date					Sep. 27, 2010